S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 07, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,833,333
Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Harbour Island Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	336,250
Price Paid or to be Paid for Securities, Total Amount	$ 3,362,500
Harbour Island Acquisition Sponsor LLC [Member] | Office space, administrative and shared personnel support services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Harbour Island Acquisition Sponsor LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,333,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Harbour Island Acquisition Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	310,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,100,000
Harbour Island Acquisition Sponsor LLC [Member] | Working capital loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10